World Omni Auto Receivables Trust 2007-A Monthly Servicer Certificate May 31, 2007	Exhibit 99.1

Dates Covered
Collections Period	05/1/07 - 05/31/07
Interest Accrual Period	05/15/07 -06/14/07
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 4/30/07	1,045,789,815.29	55,950
Yield Supplement Overcollateralization Amount at 4/30/07	31,043,601.19	0

Receivables Balance at 4/30/07	1,076,833,416.48	55,950
Principal Payments	33,327,234.50	851
Defaulted Receivables	714,227.67	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 5/31/07	29,685,186.98	0

Pool Balance at 5/31/07	1,013,106,767.33	55,063

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	954,145,162.02	48,011
Pre-Funding Contracts added 3/29/07	211,535,619.93	10,164

Delinquent Receivables:
Past Due 31-60 days	7,741,092.31	436
Past Due 61-90 days	1,407,899.86	78
Past Due 91 + days	439,681.77	25

Total	9,588,673.94	539

Total 31+ Delinquent as % Ending Pool Balance	0.95%

Recoveries	443,270.66

Aggregate Net Losses - May 2007	270,957.01

Overcollateralization Target Amount	11,311,052.34
Actual Overcollateralization	9,308,601.85

Weighted Average APR, Yield Adjusted	8.73%
Weighted Average Remaining Term	57.66

Flow of Funds	$ Amount
Collections	39,905,628.72
Advances	35,949.63
Investment Earnings on Cash Accounts	185,215.12
Servicing Fee	(897,361.18)
Interest Rate Swap Receipt	85,562.50

Available Funds	39,314,994.79

Distributions of Available Funds
(1) Monthly Swap Payment Amount	0.00
(2) Class A Interest	4,519,650.71
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	137,639.62
(5) Second Priority Principal Distributable Amount	25,349,102.61
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	9,308,601.85
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	39,314,994.79

Servicing Fee	897,361.18
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	31,105,000.00

Total Class A & B
Note Balance @ 5/15/07	1,038,455,869.94
Principal Paid	34,657,704.46
Note Balance @ 6/15/07	1,003,798,165.48

Class A-1
Note Balance @ 5/15/07	150,350,869.94
Principal Paid	34,657,704.46
Note Balance @ 6/15/07	115,693,165.48
Note Factor @ 6/15/07	47.6103562%

Class A-2
Note Balance @ 5/15/07	288,000,000.00
Principal Paid	—
Note Balance @ 6/15/07	288,000,000.00
Note Factor @ 6/15/07	100.0000000%

Class A-3
Note Balance @ 5/15/07	236,000,000.00
Principal Paid	—
Note Balance @ 6/15/07	236,000,000.00
Note Factor @ 6/15/07	100.0000000%

Class A-4
Note Balance @ 5/15/07	333,000,000.00
Principal Paid	—
Note Balance @ 6/15/07	333,000,000.00
Note Factor @ 6/15/07	100.0000000%

Class B
Note Balance @ 5/15/07	31,105,000.00
Principal Paid	—
Note Balance @ 6/15/07	31,105,000.00
Note Factor @ 6/15/07	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,657,290.33
Total Principal Paid	34,657,704.46

Total Paid	39,314,994.79

Class A-1
Coupon	5.32000%
Interest Paid	688,774.04
Principal Paid	34,657,704.46

Total Paid to A-1 Holders	35,346,478.50

Class A-2
Coupon	5.32000%
Interest Paid	1,276,800.00
Principal Paid	0.00

Total Paid to A-2 Holders	1,276,800.00

Class A-3
Coupon	5.23000%
Interest Paid	1,028,566.67
Principal Paid	0.00

Total Paid to A-3 Holders	1,028,566.67

Class A-4
Coupon	5.32000%
Interest Paid	1,525,510.00
Principal Paid	0.00

Total Paid to A-4 Holders	1,525,510.00

Class B
Coupon	5.31000%
Interest Paid	137,639.62
Principal Paid	0.00

Total Paid to B Holders	137,639.62

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.1174695
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.6405722

Total Distribution Amount	34.7580417

A-1 Interest Distribution Amount	2.8344611
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	142.6242982

Total A-1 Distribution Amount	145.4587593

A-2 Interest Distribution Amount	4.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.4333333

A-3 Interest Distribution Amount	4.3583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.3583333

A-4 Interest Distribution Amount	4.5811111
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.5811111

B Interest Distribution Amount	4.4249998
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.4249998

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	731.41
Noteholders’ Principal Distributable Amount	268.59

Account Balances	$ Amount
Advances
Balance as of 4/30/07	88,772.18
Balance as of 5/31/07	124,721.81
Change	35,949.63

Reserve Fund
Balance as of 4/30/07	2,840,003.46
Investment Earnings	12,634.99
Prior Month’s Investment Earnings paid	(12,240.38)
Withdrawal	0.00
Balance as of 5/31/07	2,840,398.07
Change	394.61

Reserve Fund Requirement	2,827,763.08

Pre-Funding Account

Balance as of 4/30/07	1,431.90
Investment Earnings	—
Prior Month’s Investment Earnings paid	(1,431.90)
Withdrawal	—
Balance as of 5/31/07	(0.00)
Change	(1,431.90)

Negative Carry Account

Balance as of 4/30/07	4,802.79
Investment Earnings	—
Prior Month’s Investment Earnings paid	(4,802.79)
Withdrawal	—
Balance as of 5/31/07	0.00
Change	(4,802.79)